UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

     Thrivent Financial Securities Lending Trust (Exact name of registrant as specified in charter)

     625 Fourth Avenue South Minneapolis, Minnesota 55415 (Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary 625 Fourth Avenue South Minneapolis, Minnesota 55415 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005 Date of fiscal year end: October 31 Date of reporting period: July 29, 2005

Item 1. Schedule of Investments

Thrivent Mutual Funds

U.S. Government Zero Coupon Target Fund, Series 2006(a)

Schedule of Investments

As of July 29, 2005 (unaudited)

U.S. Government Zero Coupon Target Fund, Series 2006
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal		Yield to	Maturity	Market
Amount	Long-Term Obligations (100.0%)	Maturity	Date	Value

U.S. Zero Coupon (100.0%)

$1,483,000	U.S. Government Zero Coupon Bond	3.820%	11/15/2006	$1,411,158

Total Investments (100.0%)
	(amortized cost basis $1,338,443)			$1,411,158

(a) The categories of investments are shown as a percentage of total investments.

At July 29, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $72,715 and $0, respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

1

THRIVENT MUTUAL FUNDS NOTES TO SCHEDULES OF INVESTMENTS

July 29, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair Valuation of International Securities — As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options — All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts — Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities — The High Yield Fund and High Yield Fund II invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

2

Thrivent Financial Securities Lending Trust

Schedule of Investments

As of July 29, 2005 (unaudited)

	Thrivent Financial Securities Lending Trust
	Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Asset-Backed Commercial Paper (1.8%)
$18,000,000	GOVCO, Inc.	3.140%	8/1/2005	$18,000,000
4,400,000	GOVCO, Inc.	3.250	8/4/2005	4,398,808
30,000,000	GOVCO, Inc.	3.310	8/10/2005	29,975,175
25,000,000	GOVCO, Inc.	3.190	8/19/2005	24,960,125

	Total Asset-Backed Commercial Paper			77,334,108

Banking – Domestic (9.8%)
10,000,000	Acts Retirement – Life Communities, Inc.	3.360	9/16/2005	9,957,067
25,000,000	Barclays US Funding, LLC	3.270	8/8/2005	24,984,104
25,000,000	Barclays US Funding, LLC	3.290	8/11/2005	24,977,153
3,600,000	Barclays US Funding, LLC	3.400	8/15/2005	3,595,240
2,100,000	Barclays US Funding, LLC	3.300	8/31/2005	2,094,225
30,000,000	Blue Spice, LLC	3.320	8/1/2005	30,000,000
30,000,000	Credit Suisse First Boston NY	3.300	8/9/2005	30,000,000
25,000,000	Depfa Bank NY	3.280	8/8/2005	25,000,000
7,000,000	Depfa Bank NY	3.640	10/27/2005	7,000,000
25,000,000	Depfa Bank NY	3.235	8/23/2005	25,000,000
30,000,000	Dexia Delaware, LLC	3.280	8/8/2005	29,980,867
30,000,000	Dexia Delaware, LLC	3.370	8/9/2005	29,978,067
9,200,000	Dexia Delaware, LLC	3.450	9/13/2005	9,162,088
30,000,000	Louis Dreyfus Corporation	3.280	8/8/2005	29,980,867
30,000,000	Louis Dreyfus Corporation	3.300	8/11/2005	29,972,500
32,051,000	Rabobank USA Finance Corporation	3.350	8/8/2005	32,030,588
9,300,000	Rabobank USA Finance Corporation	3.380	8/9/2005	9,293,138
15,869,000	Society of New York Hospital Fund	3.545	10/5/2005	15,767,427
8,500,000	Svenska Handelsbanken NY	3.300	8/3/2005	8,498,452
30,000,000	U.S. Bancorp	3.250	8/29/2005	29,924,166
2,700,000	UBS Finance Corporation	3.280	9/23/2005	2,686,962

	Total Banking – Domestic			409,882,911

Banking – Foreign (1.7%)
10,000,000	Depfa Bank plc	3.150	8/8/2005	9,993,875
10,850,000	Depfa Bank plc	3.160	8/9/2005	10,842,381
2,199,000	Depfa Bank plc	3.410	8/19/2005	2,195,251
30,000,000	HBOS Treasury Services plc	3.290	8/9/2005	29,978,067
9,200,000	HBOS Treasury Services plc	3.430	9/7/2005	9,167,568
3,700,000	HBOS Treasury Services plc	3.500	9/8/2005	3,686,331
3,400,000	HBOS Treasury Services plc	3.550	10/5/2005	3,378,207
1,900,000	Royal Bank of Scotland plc	3.400	8/15/2005	1,897,510

	Total Banking – Foreign			71,139,190

Brokerage (0.1%)
6,000,000	Morgan Stanley	3.300	8/4/2005	5,998,350

	Total Brokerage			5,998,350

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Consumer Cyclical (2.3%)
$21,067,000	Golden Funding	3.280%	8/2/2005	$21,065,081
8,443,000	Golden Funding	3.280	8/5/2005	8,439,923
3,250,000	Golden Funding	3.290	8/8/2005	3,247,921
13,035,000	Johnson Controls, Inc.	3.280	8/1/2005	13,035,000
25,000,000	Toyota Financial Services de Puerto Rico, Inc.	3.270	8/8/2005	24,984,104
25,000,000	Toyota Financial Services de Puerto Rico, Inc.	3.270	8/9/2005	24,981,833

	Total Consumer Cyclical			95,753,862

Consumer Non-Cyclical (0.7%)
14,700,000	Baystate Health Systems, Inc.	3.245	8/16/2005	14,680,124
16,000,000	Cargill, Inc.	3.340	11/25/2005	15,827,804

	Total Consumer Non-Cyclical			30,507,928

Education (1.4%)
21,246,000	Duke University	3.430	9/8/2005	21,169,078
35,550,000	Yale University	3.430	9/8/2005	35,421,289

	Total Education			56,590,367

Energy (2.0%)
35,000,000	BP Capital Markets plc	3.280	8/1/2005	35,000,000
50,000,000	Total Capital SA	3.300	8/1/2005	50,000,000

	Total Energy			85,000,000

Finance (45.4%)
25,811,000	Amsterdam Funding Corporation	3.300	8/1/2005	25,811,000
26,000,000	Amsterdam Funding Corporation	3.400	8/16/2005	25,963,458
20,000,000	Amsterdam Funding Corporation	3.460	8/29/2005	19,946,489
15,163,000	Amsterdam Funding Corporation	3.490	9/7/2005	15,108,611
25,000,000	Amsterdam Funding Corporation	3.510	9/23/2005	24,870,812
25,000,000	Aspen Funding Corporation	3.300	8/5/2005	24,990,833
16,152,000	Barton Capital Corporation	3.300	8/1/2005	16,152,000
25,000,000	Barton Capital Corporation	3.280	8/9/2005	24,981,778
25,000,000	Bryant Park Funding, LLC	3.250	8/4/2005	24,993,229
25,000,000	Bryant Park Funding, LLC	3.280	8/8/2005	24,984,056
14,695,000	Bryant Park Funding, LLC	3.320	8/11/2005	14,681,448
24,942,000	Bryant Park Funding, LLC	3.400	8/16/2005	24,906,666
5,160,000	Chariot Funding, LLC	3.280	8/3/2005	5,159,060
5,234,000	Chariot Funding, LLC	3.350	8/12/2005	5,228,642
12,149,000	Chariot Funding, LLC	3.380	8/19/2005	12,128,468
32,637,000	Chariot Funding, LLC	3.460	8/26/2005	32,559,206
30,000,000	Ciesco, LLC	3.440	8/26/2005	29,928,333
25,000,000	Ciesco, LLC	3.490	9/20/2005	24,878,819
5,000,000	Corporate Asset Finance Company, LLC	3.300	8/1/2005	5,000,000
17,250,000	Corporate Asset Finance Company, LLC	3.330	8/15/2005	17,227,661
25,000,000	Corporate Asset Finance Company, LLC	3.220	8/24/2005	24,948,569
15,000,000	Corporate Asset Finance Company, LLC	3.590	10/18/2005	14,883,325

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)

Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Finance — continued
$25,000,000	Corporate Receivables Corporation Funding, LLC	3.280%	8/3/2005	$24,995,445
25,129,000	Corporate Receivables Corporation Funding, LLC	3.280	8/4/2005	25,122,131
30,000,000	Corporate Receivables Corporation Funding, LLC	3.230	8/10/2005	29,975,775
16,000,000	Corporate Receivables Corporation Funding, LLC	3.430	8/23/2005	15,966,462
29,500,000	Corporate Receivables Corporation Funding, LLC	3.480	9/12/2005	29,380,230
25,000,000	Edison Asset Securitization, LLC	3.100	8/12/2005	24,976,320
30,000,000	Falcon Asset Securitization Corporation	3.300	8/2/2005	29,997,250
24,298,000	Falcon Asset Securitization Corporation	3.300	8/9/2005	24,280,182
21,469,000	Falcon Asset Securitization Corporation	3.450	8/26/2005	21,417,815
25,000,000	Fountain Square Commercial Funding Corporation	3.280	8/1/2005	25,000,000
15,000,000	Galaxy Funding, Inc.	3.190	8/5/2005	14,994,684
20,000,000	Galaxy Funding, Inc.	3.200	8/8/2005	19,987,556
50,000,000	Galaxy Funding, Inc.	3.290	8/9/2005	49,964,111
1,000,000	Galaxy Funding, Inc.	3.180	8/15/2005	998,763
20,000,000	Galaxy Funding, Inc.	3.250	8/29/2005	19,949,445
25,000,000	Galaxy Funding, Inc.	3.510	9/26/2005	24,863,500
20,000,000	Galaxy Funding, Inc.	3.600	10/27/2005	19,826,000
25,000,000	General Electric Capital Corporation	3.250	8/5/2005	24,990,972
19,000,000	General Electric Capital Corporation	3.180	8/16/2005	18,974,825
15,000,000	General Electric Capital Corporation	3.350	11/30/2005	14,831,104
1,000,000	GlaxoSmithKline Finance plc	3.420	9/15/2005	995,725
30,000,000	Grampian Funding, LLC	3.400	8/18/2005	29,951,833
25,000,000	Grampian Funding, LLC	3.430	8/23/2005	24,947,597
15,000,000	Grampian Funding, LLC	3.170	9/13/2005	14,943,204
1,108,000	Jupiter Securitization Corporation	3.300	8/1/2005	1,108,000
2,354,000	Jupiter Securitization Corporation	3.280	8/5/2005	2,353,163
4,551,000	Jupiter Securitization Corporation	3.330	8/11/2005	4,546,790
10,000,000	Jupiter Securitization Corporation	3.400	8/15/2005	9,986,778
8,141,000	Jupiter Securitization Corporation	3.400	8/16/2005	8,129,497
5,540,000	Jupiter Securitization Corporation	3.400	8/18/2005	5,531,105
10,000,000	Jupiter Securitization Corporation	3.440	8/29/2005	9,973,244
19,000,000	Jupiter Securitization Corporation	3.610	10/31/2005	18,826,620
13,048,000	Kitty Hawk Funding Corporation	3.300	8/4/2005	13,044,412
30,000,000	Kitty Hawk Funding Corporation	3.350	8/10/2005	29,974,875
13,653,000	Kitty Hawk Funding Corporation	3.370	8/15/2005	13,635,219
23,032,000	Nieuw Amsterdam Receivables	3.290	8/8/2005	23,017,266
12,713,000	Nieuw Amsterdam Receivables	3.320	8/15/2005	12,696,586
20,114,000	Nieuw Amsterdam Receivables	3.370	8/22/2005	20,075,427
25,078,000	Nieuw Amsterdam Receivables	3.445	8/29/2005	25,010,805
29,707,000	Nieuw Amsterdam Receivables	3.440	9/1/2005	29,619,001
19,414,000	Old Line Funding Corporation	3.250	8/1/2005	19,414,000
28,067,000	Old Line Funding Corporation	3.370	8/16/2005	28,027,589
30,000,000	Park Avenue Receivables Corporation	3.280	8/2/2005	29,997,267
25,000,000	Park Avenue Receivables Corporation	3.290	8/10/2005	24,979,437
30,000,000	Park Avenue Receivables Corporation	3.480	8/30/2005	29,916,625
36,052,000	Preferred Receivables Funding Corporation	3.300	8/8/2005	36,028,983
25,000,000	Preferred Receivables Funding Corporation	3.300	8/11/2005	24,977,083

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Commercial Paper (70.7%)	Interest Rate(b)	Maturity Date	Value

Finance — continued
$9,100,000	Private Export Funding Corporation	3.370%	11/22/2005	$9,003,740
8,482,000	Ranger Funding Company, LLC	3.310	8/1/2005	8,482,000
1,874,000	Ranger Funding Company, LLC	3.450	8/16/2005	1,871,306
4,167,000	Ranger Funding Company, LLC	3.450	8/23/2005	4,158,215
31,601,000	Ranger Funding Company, LLC	3.450	8/29/2005	31,516,204
23,800,000	Sheffield Receivables Corporation	3.280	8/5/2005	23,791,326
19,500,000	Sheffield Receivables Corporation	3.290	8/10/2005	19,483,961
4,710,000	Sheffield Receivables Corporation	3.330	8/11/2005	4,705,643
10,070,000	Sheffield Receivables Corporation	3.370	8/12/2005	10,059,631
35,020,000	Sheffield Receivables Corporation	3.360	8/15/2005	34,974,280
30,000,000	Societe Generale North America, Inc.	3.460	9/1/2005	29,910,617
25,000,000	Solitaire Funding, LLC	3.290	8/3/2005	24,995,430
25,000,000	Solitaire Funding, LLC	3.290	8/5/2005	24,990,861
25,000,000	Solitaire Funding, LLC	3.290	8/9/2005	24,981,722
25,000,000	Solitaire Funding, LLC	3.280	8/10/2005	24,979,500
11,000,000	Thunder Bay Funding, Inc.	3.300	8/1/2005	11,000,000
23,000,000	Thunder Bay Funding, Inc.	3.340	8/15/2005	22,971,557
23,127,000	Thunder Bay Funding, Inc.	3.455	9/7/2005	23,044,877
28,227,000	Triple A-1 Funding Corporation	3.280	8/4/2005	28,219,285
20,000,000	Triple A-1 Funding Corporation	3.280	8/9/2005	19,985,422
10,816,000	Triple A-1 Funding Corporation	3.330	8/11/2005	10,806,055
30,000,000	Tulip Funding Corporation	3.280	8/8/2005	29,980,867
10,000,000	Windmill Funding Company	3.290	8/1/2005	10,000,000
45,000,000	Windmill Funding Company	3.300	8/3/2005	44,991,783
7,000,000	Windmill Funding Company	3.430	8/24/2005	6,984,660
24,500,000	Windmill Funding Company	3.440	8/29/2005	24,434,449

	Total Finance			1,901,856,555

Foreign (1.0%)
40,000,000	Caisse D’Amortissement de la Dette Sociale	3.450	8/29/2005	39,892,667

	Total Foreign			39,892,667

Insurance (4.5%)
30,000,000	Curzon Funding, LLC	3.280	8/8/2005	29,980,867
30,000,000	Curzon Funding, LLC	3.290	8/9/2005	29,978,133
25,000,000	Nyala Funding, LLC	3.550	10/17/2005	24,810,174
10,000,000	Torchmark Corporation	3.300	8/2/2005	9,999,083
7,000,000	Torchmark Corporation	3.300	8/9/2005	6,994,867
10,000,000	Torchmark Corporation	3.380	8/16/2005	9,985,917
20,000,000	Torchmark Corporation	3.400	8/17/2005	19,969,778
12,000,000	Torchmark Corporation	3.430	8/18/2005	11,980,563
25,000,000	Torchmark Corporation	3.430	8/19/2005	24,957,125
8,000,000	Torchmark Corporation	3.445	8/22/2005	7,983,923
10,000,000	Torchmark Corporation	3.460	8/26/2005	9,975,972

	Total Insurance			186,616,402

	Total Commercial Paper			2,960,572,340

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of July 29, 2005 (unaudited)(a)
Principal
Amount	Other (6.1%)	Interest Rate(b)	MaturityDate	Value

Euro Time Deposits (4.3%)
$80,000,000	BNP Paribas Paris	3.313%	8/1/2005	$80,000,000
100,000,000	Societe Generale	3.313	8/1/2005	100,000,000

	Total Euro Time Deposits			180,000,000

Mutual Funds (1.8%)
62,880,000	Barclays Prime Money Market Fund	3.300	N/A	62,880,000
12,590,000	Federated Prime Value Obligations Fund	3.250	N/A	12,590,000
933,663	Reserve Primary Fund	3.230	N/A	933,663

	Total Mutual Funds			76,403,663

	Total Other			256,403,663

Principal
Amount	U.S. Government (1.8%)	Interest Rate(b)	MaturityDate	Value

$9,000,000	Federal Home Loan Bank	1.500%	8/26/2005	$8,994,625
10,000,000	Federal Home Loan Bank	2.250	10/18/2005	9,996,047
13,000,000	Federal Home Loan Bank	2.500	11/2/2005	13,000,000
23,000,000	Federal Home Loan Mortgage Corporation	Zero Coupon	8/5/2005	22,994,545
10,000,000	Federal National Mortgage Association	Zero Coupon	9/16/2005	9,969,779
6,350,000	Federal National Mortgage Association	Zero Coupon	10/26/2005	6,300,320
5,800,000	Federal National Mortgage Association	4.050	8/14/2006	5,800,000

	Total U.S. Government			77,055,316

Principal
Amount	Variable Rate Notes (21.4%)(c)	Interest Rate(b)	MaturityDate	Value

Banking – Domestic (10.2%)
$30,000,000	Bank of America Corporation	3.310%	9/7/2005	$30,000,000
25,000,000	Bank of New York Company, Inc.	3.330	8/10/2005	24,999,968
10,000,000	Bank One NA Illinois	3.488	8/15/2005	10,001,044
25,000,000	Bank One NA Illinois	3.550	9/19/2005	25,005,231
25,000,000	Citigroup, Inc.	3.370	9/1/2005	25,001,459
20,000,000	Credit Suisse First Boston NY	3.304	8/25/2005	20,000,226
50,000,000	Fifth Third Bancorp	3.420	8/23/2005	50,000,000
25,000,000	Rabobank Nederland	3.319	8/16/2005	24,994,455
23,365,000	Royal Bank of Canada NY	3.375	8/25/2005	23,363,493
12,500,000	Royal Bank of Scotland NY	3.308	8/15/2005	12,496,829
30,000,000	Royal Bank of Scotland NY	3.332	8/30/2005	29,997,950
25,000,000	Societe Generale NY	3.273	9/2/2005	24,995,888
25,000,000	Svenska Handelsbanken NY	3.329	8/17/2005	24,996,962
45,000,000	US Bank NA	3.350	9/6/2005	45,006,760
25,000,000	Wells Fargo & Company	3.450	9/6/2005	25,022,571
34,000,000	Wells Fargo & Company	3.480	9/12/2005	34,038,210

	Total Banking – Domestic			429,921,046

	The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Financial Securities Lending Trust
Schedule of Investments as of July 291, 2005 (unaudited)(a)
Principal
Amount	Variable Rate Notes (21.4%)(c)	Interest Rate(b)	MaturityDate	Value

Banking – Foreign (1.1%)
$25,000,000	HBOS Treasury Services plc	3.591%	10/12/2005	$25,007,947
20,000,000	Royal Bank of Scotland plc	3.402	8/22/2005	20,000,000

	Total Banking – Foreign			45,007,947

Brokerage (3.2%)
25,000,000	Goldman Sachs Group, Inc.	3.430	8/25/2005	25,000,000
25,000,000	Lehman Brothers Holdings, Inc.	3.130	8/1/2005	25,015,179
63,000,000	Merrill Lynch & Company, Inc.	3.520	8/1/2005	63,005,893
20,000,000	Merrill Lynch & Company, Inc.	3.889	10/18/2005	20,044,228

	Total Brokerage			133,065,300

Consumer Cyclical (1.4%)
20,000,000	American Honda Finance Corporation	3.305	8/8/2005	20,000,000
20,000,000	American Honda Finance Corporation	3.344	8/22/2005	20,005,691
20,000,000	American Honda Finance Corporation	3.430	9/8/2005	20,006,562

	Total Consumer Cyclical			60,012,253

Insurance (0.4%)
17,000,000	Allstate Financial Global Funding	3.550	9/20/2005	17,010,403

	Total Insurance			17,010,403

U.S. Government (4.8%)

13,700,000	Federal Home Loan Bank	3.309	8/16/2005	13,699,290
30,000,000	Federal National Mortgage Association	3.290	8/1/2005	29,994,048
6,500,000	Federal National Mortgage Association	3.268	8/15/2005	6,499,667
50,000,000	Federal National Mortgage Association	3.309	8/17/2005	49,999,106
75,000,000	Federal National Mortgage Association	3.373	8/29/2005	74,996,919
25,000,000	Federal National Mortgage Association	3.505	10/21/2005	24,995,967

	Total U.S. Government			200,184,997

U.S. Municipal (0.3%)

11,175,000	BRCH Corporation, Florida Hospital Revenue Refunding
	Bonds (Series A)	3.320	8/3/2005	11,175,000

	Total U.S. Municipal			11,175,000

	Total Variable Rate Notes			896,376,946

	Total Investments (at amortized cost)			$4,190,408,265

(a)	The categories of investments are shown as a percentage of total investments.

(b)	The interest rate shown reflects the yield.

(c)	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT FINANCIAL SECURITIES LENDING TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 29, 2005 (unaudited)

Valuation — Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 16, 2005	THRIVENT FINANCIAL
SECURITIES LENDING TRUST

By: /s/ Pamela J. Moret
---------------------------
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 16, 2005	By:	/s/ Pamela J. Moret
-----------------------------------------
Pamela J. Moret
President

Date: September 16, 2005	By:	/s/ Gerard V. Vaillancourt
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Gerard V. Vaillancourt
Treasurer